RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2024
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Schedule of fund's net income (loss) for Financial reporting and tax return purposes

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$758,231	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,199,590)	—	—

Other	278,534	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	159,645	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	25,146	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	137,791	—	—

Income (loss) for tax return purposes, December 31, 2023	$159,757	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2023	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2023	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$—	$357,480	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(406,423)	—

Other	—	—	—

Operating limited partnership income (losses ) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	639,644	—

Income (loss) for tax return purposes, December 31, 2023	$—	$590,701	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2023	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(109,093)	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	82,492	—	—

Other	40,313	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	207,930	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(23,546)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,698)	—	—

Income (loss) for tax return purposes, December 31, 2023	$98,398	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2023	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2023	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2023	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2024 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$509,844

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(875,659)

Other	238,221

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	(48,285)

Excess of tax depreciation over book depreciation on operating limited partnership assets	48,692

Difference due to fiscal year for book purposes and calendar year for tax purposes	(402,155)

Income (loss) for tax return purposes, December 31, 2023	$(529,342)

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$3,354,800	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,746,384)	—	—

Other	53,684	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	(167,240)	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,325)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,186,233)	—	—

Income (loss) for tax return purposes, December 31, 2022	$(4,695,698)	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2022	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2022	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$—	$(66,052)	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	4,512	—

Other	—	(149,010)	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	(50,109)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(4,322)	—

Income (loss) for tax return purposes, December 31, 2022	$—	$(264,981)	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2022	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(68,224)	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	18,492	—	—

Other	45,919	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(23,819)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(50,237)	—	—

Income (loss) for tax return purposes, December 31, 2022	$(77,869)	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	—

Income (loss) for tax return purposes, December 31, 2022	$—	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$—	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	1,406,552	(576,506)

Income (loss) for tax return purposes, December 31, 2022	$—	$1,406,552	$(576,506)

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$—	$1,755,220	$1,364,970

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(28,269)	(1,138,508)

Other	—	—	—

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(2,853,228)	(2,475,695)

Income (loss) for tax return purposes, December 31, 2022	$—	$(1,126,277)	$(2,249,233)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2023 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$368,886

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(602,611)

Other	156,775

Operating limited partnership income (losses) not recognized for financial reporting purposes under equity method of accounting	(117,131)

Excess of tax depreciation over book depreciation on operating limited partnership assets	19,494

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,632,797)

Income (loss) for tax return purposes, December 31, 2022	$(1,807,384)

Schedule of investments in operating limited partnerships for tax purposes and financial statement purposes

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2023	$1,392,179	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	968,940	—	—

Impairment loss in investment in operating limited partnerships	(3,408,346)	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	1,047,227	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2023	$54,469	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	285,464	—	—

Impairment loss in investment in operating limited partnerships	(833,360)	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	493,427	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2023	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2024	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2024 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2023	$1,337,710

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	683,476

Impairment loss in investment in operating limited partnerships	(2,574,986)

Less share of loss - three months ended March 31, 2024	—

Other	553,800

Investments in operating limited partnerships - as reported	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2022	$794,573	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,957,346	—	—

Impairment loss in investment in operating limited partnerships	(4,986,236)	—	—

Less share of loss - three months ended March 31, 2023	(32,927)	—	—

Other	2,267,244	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2022	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2022	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2022	$—	$(750,492)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	625,357	—

Impairment loss in investment in operating limited partnerships	—	(286,415)	—

Less share of loss - three months ended March 31, 2023	—	(32,927)	—

Other	—	444,477	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2022	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2022	$(179,187)	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	493,394	—	—

Impairment loss in investment in operating limited partnerships	(833,360)	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	519,153	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2022	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2022	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Continued)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2022	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2023	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2023 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2022	$1,724,252

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	838,595

Impairment loss in investment in operating limited partnerships	(3,866,461)

Less share of loss - three months ended March 31, 2023	—

Other	1,303,614

Investments in operating limited partnerships - as reported	$—